CONSOLIDATED SEGMENT FINANCIAL INFORMATION (Parenthetical) (Retail Food [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Retail Food [Member]
Pension expense, related for inactive participants in retirement plan, included in operating segment earning (loss)	$ 83	$ 88	$ 69